Schedule of Investments
March 31, 2024
(Unaudited)
Principal Amount		Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–69.97%
Collateralized Mortgage Obligations–8.17%
Fannie Mae ACES, 3.27%, 02/25/2029	$4,861,405	$4,579,048
Fannie Mae REMICs,
7.00%, 09/18/2027	15,778	15,770
1.50%, 01/25/2028	541,218	514,425
6.50%, 03/25/2032	204,939	211,187
5.75%, 10/25/2035	42,546	42,709
5.73% (30 Day Average SOFR + 0.41%), 05/25/2036(a)	717,133	705,606
5.88% (30 Day Average SOFR + 0.56%), 03/25/2037(a)	382,507	378,884
6.61%, 06/25/2039(b)	951,437	978,749
4.00%, 07/25/2040	532,890	515,091
5.98% (30 Day Average SOFR + 0.66%), 02/25/2041(a)	254,778	254,568
5.93% (30 Day Average SOFR + 0.61%), 05/25/2041(a)	233,336	232,764
5.95% (30 Day Average SOFR + 0.63%), 11/25/2041(a)	407,594	403,635
5.74% (30 Day Average SOFR + 0.43%), 08/25/2044(a)	593,286	576,122
5.87% (30 Day Average SOFR + 0.59%), 02/25/2056(a)	1,100,450	1,113,325
5.87% (30 Day Average SOFR + 0.53%), 12/25/2056(a)	1,406,044	1,369,341
IO, 2.00%, 03/25/2051(c)	2,499,269	328,142
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series KS11, Class AFX1, 2.15%, 12/25/2028	4,825,483	4,499,591
Series K092, Class AM, 3.02%, 04/25/2029	5,000,000	4,638,065
Freddie Mac REMICs,
5.93% (30 Day Average SOFR + 0.61%), 12/15/2035(a)	483,052	479,850
5.73% (30 Day Average SOFR + 0.41%), 03/15/2036 to 09/15/2044(a)	719,320	714,662
5.80% (30 Day Average SOFR + 0.46%), 11/15/2036(a)	825,843	811,102
5.80% (30 Day Average SOFR + 0.48%), 03/15/2037(a)	405,484	399,372
5.83% (30 Day Average SOFR + 0.51%), 06/15/2037(a)	625,961	617,150
6.29% (30 Day Average SOFR + 0.97%), 11/15/2039(a)	218,025	219,208
5.88% (30 Day Average SOFR + 0.56%), 03/15/2040 to 02/15/2042(a)	1,721,517	1,704,736
Freddie Mac STRIPS, 5.80% (30 Day Average SOFR + 0.46%), 10/15/2037(a)	626,080	614,874
		26,917,976
	Principal Amount	Value
Federal Home Loan Mortgage Corp. (FHLMC)–13.93%
8.00%, 08/01/2024 to 02/01/2035	$79,819	$80,445
7.00%, 01/01/2026 to 11/01/2035	827,048	855,585
8.50%, 05/01/2026 to 08/01/2031	43,345	44,004
7.05%, 05/20/2027	10,384	10,365
6.50%, 08/01/2028 to 12/01/2035	641,025	659,173
6.00%, 09/01/2029 to 12/01/2053	6,162,991	6,232,098
7.50%, 09/01/2030 to 06/01/2035	279,481	283,723
6.03%, 10/20/2030	250,688	251,350
3.00%, 02/01/2032 to 01/01/2050	8,705,836	7,690,914
2.50%, 09/01/2034 to 12/01/2050	12,222,912	10,920,575
5.00%, 01/01/2037 to 01/01/2040	331,772	331,994
4.50%, 01/01/2040 to 08/01/2041	1,588,082	1,559,194
5.50%, 11/01/2052 to 05/01/2053	13,291,715	13,287,837
ARM, 6.13% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.88%), 09/01/2035(a)	761,421	782,260
5.68% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.86%), 07/01/2036(a)	730,629	750,437
5.82% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.57%), 10/01/2036(a)	309,937	316,469
6.16% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.91%), 10/01/2036(a)	30,030	30,927
6.20% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.98%), 11/01/2037(a)	180,333	181,766
6.45% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 2.08%), 01/01/2038(a)	16,579	16,670
5.74% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.86%), 07/01/2038(a)	198,637	204,357
5.81% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.78%), 06/01/2043(a)	259,954	267,115
2.92% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.64%), 01/01/2048(a)	1,135,784	1,130,894
		45,888,152

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Government Securities Fund

	Principal Amount	Value
Federal National Mortgage Association (FNMA)–14.95%
8.50%, 09/01/2024 to 12/01/2036	$153,489	$159,762
4.50%, 11/01/2024 to 08/01/2041	1,567,599	1,533,784
7.00%, 09/01/2025 to 02/01/2036	356,232	366,442
0.50%, 11/07/2025	4,000,000	3,739,496
6.50%, 07/01/2026 to 11/01/2037	519,101	539,051
8.00%, 09/01/2026 to 10/01/2037	732,910	764,574
7.50%, 12/01/2026 to 08/01/2037	1,116,852	1,132,778
3.50%, 05/01/2027 to 08/01/2027	771,207	746,218
6.00%, 06/01/2027 to 10/01/2053	6,536,272	6,677,043
0.75%, 10/08/2027	6,000,000	5,291,330
3.00%, 12/01/2031 to 03/01/2050	4,579,573	4,177,342
5.00%, 08/01/2033 to 04/01/2053	3,476,972	3,402,761
2.50%, 12/01/2034 to 07/01/2035	10,333,429	9,479,396
5.50%, 04/01/2035 to 05/01/2035	491,991	502,399
2.00%, 09/01/2035 to 03/01/2051	6,771,724	5,681,258
4.00%, 09/01/2043 to 12/01/2048	4,192,059	3,980,631
ARM, 6.45% (1 yr. U.S. Treasury Yield Curve Rate + 2.36%), 10/01/2034(a)	481,321	496,133
5.96% (1 yr. U.S. Treasury Yield Curve Rate + 2.20%), 05/01/2035(a)	48,627	49,955
6.25% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.72%), 03/01/2038(a)	12,463	12,495
6.03% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.77%), 02/01/2042(a)	116,745	116,406
5.77% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.52%), 08/01/2043(a)	165,470	164,903
5.94% (1 yr. U.S. Treasury Yield Curve Rate + 1.88%), 05/01/2044(a)	256,978	258,857
		49,273,014
	Principal Amount	Value
Government National Mortgage Association (GNMA)–23.50%
6.50%, 07/15/2024 to 09/15/2034	$754,731	$780,729
7.50%, 08/15/2024 to 10/15/2035	371,929	382,682
7.00%, 09/15/2024 to 12/15/2036	280,241	282,864
5.00%, 02/15/2025	8,525	8,482
8.00%, 07/15/2026 to 01/15/2037	345,886	356,703
6.38%, 10/20/2027	25,948	25,835
6.00%, 09/15/2029 to 08/15/2033	162,947	166,595
6.10%, 12/20/2033	1,419,920	1,462,273
5.67%, 08/20/2034(b)	349,526	354,774
8.50%, 10/15/2036 to 01/15/2037	103,678	104,566
5.89%, 01/20/2039(b)	1,370,354	1,399,019
6.24% (1 mo. Term SOFR + 0.91%), 09/16/2039(a)	348,562	350,612
6.14% (1 mo. Term SOFR + 0.81%), 05/20/2040(a)	810,200	810,134
4.52%, 07/20/2041(b)	215,843	212,406
3.72%, 09/20/2041	755,943	738,468
5.69% (1 mo. Term SOFR + 0.36%), 01/20/2042(a)	8,955	8,758
3.50%, 10/20/2042 to 06/20/2050	5,113,921	4,675,040
5.74% (1 mo. Term SOFR + 0.41%), 08/20/2047(a)	1,517,958	1,478,123
3.00%, 10/20/2048 to 11/20/2049	8,418,279	7,456,480
2.50%, 07/20/2049	2,502,392	2,169,425
TBA, 4.00%, 04/01/2054(d)	3,840,000	3,593,646
4.50%, 04/01/2054(d)	10,700,000	10,282,540
5.00%, 04/01/2054(d)	12,200,000	11,991,539
5.50%, 04/01/2054(d)	12,385,000	12,375,304
6.00%, 04/01/2054(d)	13,500,000	13,620,101
Series 2020-137, Class A, 1.50%, 04/16/2062	3,091,849	2,340,556
		77,427,654
Uniform Mortgage-Backed Securities–9.42%
TBA, 2.00%, 04/01/2054(d)	8,000,000	6,330,403
4.00%, 04/01/2054(d)	7,500,000	6,946,184
5.00%, 04/01/2054(d)	13,920,000	13,583,406
5.50%, 04/01/2054(d)	4,200,000	4,179,809
		31,039,802
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $241,702,034)		230,546,598
U.S. Treasury Securities–23.51%
U.S. Treasury Bills–0.52%
4.79% - 5.31%, 04/18/2024(e)(f)	1,655,000	1,651,307
5.25%, 09/05/2024(e)(f)	50,000	48,885
		1,700,192
U.S. Treasury Bonds–1.04%
5.38%, 02/15/2031	3,200,000	3,436,375
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Government Securities Fund

Principal Amount		Value
U.S. Treasury Notes–21.95%
0.25%, 05/15/2024	$1,500,000	$1,490,833
2.00%, 05/31/2024	2,500,000	2,486,525
2.25%, 11/15/2024	3,200,000	3,142,095
2.13%, 05/15/2025	7,680,000	7,444,200
2.25%, 11/15/2025	2,800,000	2,690,078
0.38% - 2.88%, 11/30/2025	10,500,000	9,869,356
0.38%, 12/31/2025	5,000,000	4,638,281
0.88%, 06/30/2026	2,000,000	1,844,375
1.50%, 08/15/2026	7,450,000	6,944,215
1.13%, 02/28/2027	9,159,000	8,341,488
2.38%, 05/15/2027	3,700,000	3,482,408
0.50%, 06/30/2027	1,900,000	1,678,939
2.25%, 11/15/2027	2,900,000	2,698,076
2.75%, 02/15/2028	1,900,000	1,794,016
1.25%, 06/30/2028	4,500,000	3,973,975
2.88%, 08/15/2028	7,500,000	7,083,398
2.38%, 05/15/2029	2,600,000	2,379,102
1.63%, 08/15/2029	400,000	351,172
		72,332,532
Total U.S. Treasury Securities (Cost $82,818,368)		77,469,099

Asset-Backed Securities–8.95%(g)
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class XA, IO, 0.74%, 09/15/2048(h)	12,142,744	95,141
Bank, Series 2017-BNK5, Class AS, 3.62%, 06/15/2060	1,800,000	1,683,431
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 12A1, 4.89%, 01/25/2035(b)	175,063	165,801
Chase Mortgage Finance Corp.,
Series 2016-SH1, Class M3, 3.75%, 04/25/2045(b)(i)	792,946	709,584
Series 2016-SH2, Class M3, 3.75%, 12/25/2045(b)(i)	1,050,659	938,777
CHNGE Mortgage Trust, Series 2023-3, Class A1, 7.10%, 07/25/2058(i)(j)	2,547,142	2,549,765
COLT Mortgage Loan Trust, Series 2021-4, Class A1, 1.40%, 10/25/2066(b)(i)	3,776,895	3,092,613
FRESB Mortgage Trust, Series 2019-SB63, Class A5, 6.13% (30 Day Average SOFR + 0.81%), 02/25/2039(a)	2,564,211	2,479,976
GCAT Trust, Series 2020-NQM1, Class A3, 3.55%, 01/25/2060(i)(j)	2,309,394	2,185,385
Mello Mortgage Capital Acceptance Trust, Series 2021-INV1, Class A4, 2.50%, 06/25/2051(b)(i)	483,967	422,871
New Residential Mortgage Loan Trust, Series 2018-4A, Class A1S, 6.19% (1 mo. Term SOFR + 0.86%), 01/25/2048(a)(i)	856,560	832,641
NextGear Floorplan Master Owner Trust, Series 2021-1A, Class A, 0.85%, 07/15/2026(i)	2,000,000	1,972,974
SGR Residential Mortgage Trust, Series 2021-2, Class A1, 1.74%, 12/25/2061(b)(i)	3,128,747	2,562,762
SMB Private Education Loan Trust, Series 2021-D, Class A1A, 1.34%, 03/17/2053(i)	1,433,828	1,290,617
Principal Amount		Value

Textainer Marine Containers VII Ltd. (China),
Series 2020-3A, Class A, 2.11%, 09/20/2045(i)	$1,701,024	$1,547,731
Series 2021-2A, Class B, 2.82%, 04/20/2046(i)	3,066,667	2,709,994
Verus Securitization Trust, Series 2023-INV3, Class A3, 7.73%, 11/25/2068(b)(i)	4,169,843	4,250,262
Total Asset-Backed Securities (Cost $31,976,070)		29,490,325
Certificates of Deposit–8.81%
Diversified Banks–8.81%
Banco Santander S.A. (Spain), 5.75% , 11/27/2024	5,000,000	5,013,402
Barclays Bank PLC (United Kingdom), 5.73% (SOFR + 0.40%), 01/31/2025(a)	2,000,000	2,002,821
Mitsubishi UFJ Trust & Banking Corp. (Japan), 5.68% (SOFR + 0.34%), 03/07/2025(a)	9,000,000	9,006,430
Mizuho Bank Ltd. (Japan), 5.68% (SOFR + 0.35%), 01/31/2025(a)	5,000,000	5,001,960
Sumitomo Mitsui Banking Corp. (Japan), 5.66% (SOFR + 0.34%), 03/18/2025(a)	8,000,000	8,000,836
Total Certificates of Deposit (Cost $29,000,396)		29,025,449
Commercial Paper–6.04%
Diversified Banks–1.49%
Bank of Montreal (Canada), 5.79% (SOFR + 0.47%), 12/13/2024(a)	2,900,000	2,905,643
UBS AG (Switzerland), 6.01% (SOFR + 0.65%), 05/02/2024(a)(i)	2,000,000	2,000,000
		4,905,643
Investment Banking & Brokerage–2.43%
BofA Securities, Inc., 5.67% (SOFR + 0.32%), 03/18/2025(a)	8,000,000	8,002,988
Regional Banks–2.12%
ING (U.S.) Funding LLC (Netherlands), 5.91% (SOFR + 0.59%), 04/24/2024(a)(i)	7,000,000	6,999,999
Total Commercial Paper (Cost $19,899,999)		19,908,630
U.S. Government Sponsored Agency Securities–4.20%
Federal Home Loan Bank (FHLB)–4.20%
Federal Home Loan Bank, 0.50%, 04/14/2025 (Cost $14,505,778)	14,500,000	13,823,970

Agency Credit Risk Transfer Notes–1.23%
Freddie Mac, Series 2022-HQA3, Class M1, STACR®, 7.62% (30 Day Average SOFR + 2.30%), 08/25/2042 (Cost $3,978,500)(a)(i)	3,954,484	4,040,959
U.S. Dollar Denominated Bonds & Notes–1.15%
Sovereign Debt–1.15%
Israel Government AID Bond, 5.13%, 11/01/2024 (Cost $3,801,716)	3,800,000	3,791,525
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Government Securities Fund

Shares		Value
Money Market Funds–0.93%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(k)(l) (Cost $3,059,360)	3,059,360	$3,059,360
TOTAL INVESTMENTS IN SECURITIES–124.79% (Cost $430,742,221)		411,155,915
OTHER ASSETS LESS LIABILITIES—(24.79)%		(81,677,549)
NET ASSETS–100.00%		$329,478,366
Investment Abbreviations:
ACES	– Automatically Convertible Extendable Security
ARM	– Adjustable Rate Mortgage
Ctfs.	– Certificates
IBOR	– Interbank Offered Rate
IO	– Interest Only
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2024.
(b)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on March 31, 2024.
(c)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(d)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(f)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(g)	Non-U.S. government sponsored securities.
(h)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on March 31, 2024.
(i)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2024 was $38,106,934, which represented 11.57% of the Fund’s Net Assets.
(j)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(k)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value March 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,926,814	$50,173,634	$(49,041,088)	$-	$-	$3,059,360	$55,183

(l)	The rate shown is the 7-day SEC standardized yield as of March 31, 2024.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	357	June-2024	$73,000,922	$(61,321)	$(61,321)
U.S. Treasury 5 Year Notes	671	June-2024	71,807,484	129,984	129,984
U.S. Treasury 10 Year Notes	469	June-2024	51,963,734	343,213	343,213
U.S. Treasury 10 Year Ultra Notes	34	June-2024	3,896,719	14,983	14,983
Subtotal—Long Futures Contracts				426,859	426,859
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Government Securities Fund

Open Futures Contracts—(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury Long Bonds	223	June-2024	$(26,857,562)	$(314,008)	$(314,008)
U.S. Treasury Ultra Bonds	31	June-2024	(3,999,000)	(43,188)	(43,188)
Subtotal—Short Futures Contracts				(357,196)	(357,196)
Total Futures Contracts				$69,663	$69,663
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Government Securities Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Government Sponsored Agency Mortgage-Backed Securities	$—	$230,546,598	$—	$230,546,598
U.S. Treasury Securities	—	77,469,099	—	77,469,099
Asset-Backed Securities	—	29,490,325	—	29,490,325
Certificates of Deposit	—	29,025,449	—	29,025,449
Commercial Paper	—	19,908,630	—	19,908,630
U.S. Government Sponsored Agency Securities	—	13,823,970	—	13,823,970
Agency Credit Risk Transfer Notes	—	4,040,959	—	4,040,959
U.S. Dollar Denominated Bonds & Notes	—	3,791,525	—	3,791,525
Money Market Funds	3,059,360	—	—	3,059,360
Total Investments in Securities	3,059,360	408,096,555	—	411,155,915
Other Investments - Assets*
Futures Contracts	488,180	—	—	488,180
Other Investments - Liabilities*
Futures Contracts	(418,517)	—	—	(418,517)
Total Other Investments	69,663	—	—	69,663
Total Investments	$3,129,023	$408,096,555	$—	$411,225,578

*	Unrealized appreciation (depreciation).
Invesco V.I. Government Securities Fund